Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Prepaid Expenses And Other Current Assets Abstract
Prepaid expenses	$ 473	$ 194
Governmental authorities	130	82
Accrued income	75	122
Total	$ 678	$ 398